CAPITAL AND RESERVES - Weighted Average Assumptions (Details) - Stock Options - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average assumptions
Risk-free interest rate	1.42%	0.71%
Expected volatility	63.63%	63.47%
Expected life (in years)	5	5